Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Preferred stock, shares authorized	1,500,005	1,500,005	1,500,005
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	2,621,298	220,351	14,055
Common stock, shares outstanding	2,621,298	220,351	14,055
Common stock, shares issuable	4	19,597	1
Treasury stock, shares	0.001	0.001	0.001
Series A Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	0	500,000	500,000
Preferred stock, shares outstanding	0	500,000	500,000
Treasury stock, shares		0	0
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5	5	5
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Treasury stock, shares	0	0	0